Property and equipment (Details 2) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in cost and accumulated depreciation were as follows
Net book value	R$ 67,104	R$ 10,889
Cost
Changes in cost and accumulated depreciation were as follows
Purchases	61,575
Disposals	(15)
Acquisition of subsidiary	440
Depreciation	(5,785)
Net book value	78,607	16,607
Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(11,503)	(5,718)
Data processing equipment
Changes in cost and accumulated depreciation were as follows
Net book value	15,519	5,910
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	12,310
Depreciation	(2,701)
Net book value	23,334	11,024
Data processing equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(7,815)	(5,114)
Facilities
Changes in cost and accumulated depreciation were as follows
Net book value	11	30
Facilities | Cost
Changes in cost and accumulated depreciation were as follows
Disposals	(15)
Depreciation	(4)
Net book value	38	53
Facilities | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(27)	(23)
Machinery and equipment
Changes in cost and accumulated depreciation were as follows
Net book value	41,661	4,294
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	40,019
Depreciation	(2,652)
Net book value	44,757	4,738
Machinery and equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(3,096)	(444)
Furniture and fittings
Changes in cost and accumulated depreciation were as follows
Net book value	2,005	331
Furniture and fittings | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	1,667
Acquisition of subsidiary	89
Depreciation	(82)
Net book value	2,153	397
Furniture and fittings | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(148)	(66)
Building improvements [member]
Changes in cost and accumulated depreciation were as follows
Net book value	6,759	234
Building improvements [member] | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	6,341
Acquisition of subsidiary	351
Depreciation	(166)
Net book value	6,954	263
Building improvements [member] | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(195)	(29)
Vehicles
Changes in cost and accumulated depreciation were as follows
Net book value	1,149	90
Vehicles | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	1,238
Depreciation	(180)
Net book value	1,371	132
Vehicles | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	R$ (222)	R$ (42)